CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 HKD ($) $ / shares shares	Dec. 31, 2018 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 1,990,138	$ 256,679	$ 511,365	$ 407,990
Interest income	965,627	124,542	464,903	360,585
Other income	355,057	45,794	85,287	42,768
Total revenues	3,310,822	427,015	1,061,555	811,343
Costs
Interest expenses	(185,090)	(23,872)	(89,238)	(95,624)
Processing and servicing costs	(149,378)	(19,266)	(91,916)	(73,843)
Total costs	(695,954)	(89,761)	(281,704)	(249,594)
Total gross profit	2,614,868	337,254	779,851	561,749
Operating expenses
Research and development expenses	(513,283)	(66,201)	(262,345)	(151,097)
Selling and marketing expenses	(385,320)	(49,697)	(164,701)	(98,062)
General and administrative expenses	(248,404)	(32,038)	(164,850)	(103,831)
Total operating expenses	(1,147,007)	(147,936)	(591,896)	(352,990)
Others, net	(17,238)	(2,223)	(9,462)	(7,959)
Income before income tax expenses	1,450,623	187,095	178,493	200,800
Income tax expenses	(124,793)	(16,095)	(12,286)	(62,288)
Share of loss from equity method investments	(307)	(40)	(543)
Net income	1,325,523	170,960	165,664	138,512
Preferred shares redemption value accretion | $			(12,309)	(66,998)
Income allocation to participating preferred shareholders | $			(10,196)	(34,576)
Net income attributable to ordinary shareholders of the Company	1,325,523	170,960	143,159	36,938
Net income	1,325,523	170,960	165,664	138,512
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment	9,420	1,215	(3,147)	754
Total comprehensive income	$ 1,334,943	$ 172,175	$ 162,517	$ 139,266
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 1.28	$ 0.16	$ 0.17	$ 0.09
Diluted | (per share)	1.26	0.16	0.16	$ 0.07
Net income per ADS
Basic | (per share)	10.23	1.32	1.38
Diluted | (per share)	$ 10.10	$ 1.30	$ 1.25
Weighted average number of ordinary shares used in computing net income per share
Basic | shares	1,036,865,727	1,036,865,727	832,790,329	403,750,000
Diluted | shares	1,050,143,014	1,050,143,014	917,897,426	511,536,122
Brokerage commission and handling charge
Costs
Total costs	$ (361,486)	$ (46,623)	$ (100,550)	$ (80,127)